SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.6%

Commercial Services - 0.6%
Equifax, Inc.	4,400	892,496

Communications - 1.0%
American Tower Corp.	6,950	1,420,163

Consumer Durables - 1.1%
Activision Blizzard, Inc.	8,250	706,118
YETI Holdings, Inc. *	23,950	958,000

		1,664,118

Consumer Non-Durables - 5.1%
Constellation Brands, Inc.	7,425	1,677,233
Estee Lauder Cos., Inc. - Class A	7,600	1,873,096
Mondelez International, Inc.	12,850	895,902
NIKE, Inc.	9,050	1,109,892
PepsiCo, Inc.	10,000	1,823,000

		7,379,123

Consumer Services - 3.4%
McDonald’s Corp.	6,650	1,859,407
Visa, Inc.	13,650	3,077,529

		4,936,936

Electronic Technology - 25.1%
Apple, Inc.	123,875	20,426,987
Applied Materials, Inc.	30,000	3,684,900
Broadcom, Inc.	7,800	5,004,012
NVIDIA Corp.	21,600	5,999,832
Palo Alto Networks, Inc. *	2,400	479,376
QUALCOMM, Inc.	6,325	806,944

		36,402,051

Energy Minerals - 1.9%
Chevron Corp.	2,100	342,636
ConocoPhillips	24,600	2,440,566

		2,783,202

Finance - 2.3%
Chubb, Ltd.	5,050	980,609
Goldman Sachs Group, Inc.	5,150	1,684,616
JPMorgan Chase & Co.	4,900	638,519

		3,303,744

Health Services - 4.7%
Centene Corp. *	16,425	1,038,224
HCA Healthcare, Inc.	4,125	1,087,680
UnitedHealth Group, Inc.	10,125	4,784,974

		6,910,878

Health Technology - 5.6%
Abbott Laboratories	15,500	1,569,530
Dexcom, Inc. *	22,000	2,555,960
Johnson & Johnson	6,150	953,250
Thermo Fisher Scientific, Inc.	5,250	3,025,942

		8,104,682

Industrial Services - 1.5%
Cheniere Energy, Inc.	13,675	2,155,180

Name of Issuer	Quantity	Fair Value ($)

Process Industries - 2.0%
Darling Ingredients, Inc. *	13,700	800,080
Linde, PLC	2,650	941,916
Sherwin-Williams Co.	5,225	1,174,423

		2,916,419

Producer Manufacturing - 5.2%
Aptiv, PLC *	11,650	1,307,014
Honeywell International, Inc.	8,425	1,610,186
Northrop Grumman Corp.	3,475	1,604,477
Parker-Hannifin Corp.	3,950	1,327,634
Siemens AG, ADR	21,675	1,754,591

		7,603,902

Retail Trade - 8.3%
Amazon.com, Inc. *	63,000	6,507,270
Home Depot, Inc.	8,425	2,486,386
Lululemon Athletica, Inc. *	4,425	1,611,541
TJX Cos., Inc.	18,075	1,416,357

		12,021,554

Technology Services - 28.6%
Accenture, PLC	10,200	2,915,262
Adobe, Inc. *	6,250	2,408,563
Alphabet, Inc. - Class A *	12,500	1,296,625
Alphabet, Inc. - Class C *	73,500	7,644,000
Atlassian Corp. *	7,675	1,313,730
Autodesk, Inc. *	6,300	1,311,408
Intuit, Inc.	5,200	2,318,316
Microsoft Corp.	57,600	16,606,080
Paycom Software, Inc. *	2,500	760,025
salesforce.com, Inc. *	15,225	3,041,650
ServiceNow, Inc. *	2,275	1,057,238
Splunk, Inc. *	8,100	776,628

		41,449,525

Transportation - 2.5%
FedEx Corp.	7,575	1,730,812
Union Pacific Corp.	9,200	1,851,592

		3,582,404

Utilities - 0.7%
NextEra Energy, Inc.	13,100	1,009,748

Total Common Stocks (cost: $57,317,447)		144,536,125

Short-Term Securities - 0.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.72% (cost $750,567)	750,567	750,567

Total Investments in Securities - 100.1% (cost $58,068,014)		145,286,692

Other Assets and Liabilities, net - (0.1)%		(185,916)

Net Assets - 100.0%		$145,100,776

*	Non-income producing security.

MARCH 31, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit Large Cap Growth Fund (Continued)

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2023 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	144,536,125	—	—	144,536,125
Short-Term Securities	750,567	—	—	750,567
Total:	145,286,692	—	—	145,286,692

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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